Allowance for Loan Losses - Summary of Risk Grades of Portfolio by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 310,853	$ 307,348
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	47,418	47,436
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	92,517	95,922
Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	22,362	17,583
Real Estate 1-4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,888	3,418
Residential Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	89,367	87,523
Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	46,360	45,231
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,460	9,623
Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	481	612
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	282,506	267,580
Pass [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	46,734	46,520
Pass [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	82,846	80,679
Pass [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	19,724	12,898
Pass [Member] | Real Estate 1-4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,888	3,418
Pass [Member] | Residential Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	75,859	70,407
Pass [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	44,799	43,830
Pass [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,175	9,216
Pass [Member] | Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	481	612
Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	19,877	26,773
Watch [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	614	635
Watch [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,513	9,396
Watch [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,925	2,465
Watch [Member] | Residential Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	10,090	12,911
Watch [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,458	1,005
Watch [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	277	361
Sub-standard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,470	12,160
Sub-standard [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	70	281
Sub-standard [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,158	5,847
Sub-standard [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	713	1,385
Sub-standard [Member] | Residential Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,418	4,205
Sub-standard [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	103	396
Sub-standard [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8	46
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	835
Doubtful [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 835